Cover	May 09, 2024
Cover [Abstract]
Entity Registrant Name	ZOMEDICA CORP.
Entity Central Index Key	0001684144
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 09, 2024
Entity File Number	001-38298
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	100 Phoenix Drive
Entity Address Address Line 2	Suite 125
Entity Address City Or Town	Ann Arbor
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48108
City Area Code	734
Local Phone Number	369-2555
Security 12b Title	Common Shares, without par value
Trading Symbol	ZOM
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false